IMPAIRMENT OF ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Impairment Of Assets [Abstract]
IMPAIRMENT OF ASSETS [Text Block]

8. ASSET IMPAIRMENT

As discussed in Note 14, on May 7, 2024, Just Brands agreed to a settlement and general release, whereby Just Brands will remove the products subject to the stop sales orders from the state of Florida and accept a five-year revocation of its food permit in the state of Florida. As a result of this settlement, the Company began negotiations to exit its current warehouse lease in Pompano Beach, FL, and searching for a new warehousing facility in a different state. The Company considered this to be an indicator of impairment and, thus, performed a quantitative analysis as of March 31, 2024 to determine if impairment existed by comparing the carrying amount of the operating lease right of use asset and related leasehold improvements to the future undiscounted cash flows the asset is expected to generate over its remaining life. This analysis indicated the asset values may not be recoverable. The Company then calculated the fair value of this asset using an income approach. As a result, the Company recorded an impairment of operating lease right of use assets and property, plant and equipment within its Vessel asset group within the house of brands segment totaling $0.9 million. These charges were recorded in the asset impairment caption on the unaudited condensed interim consolidated statements of loss and comprehensive loss.

12. IMPAIRMENT OF ASSETS

The Company tests its goodwill for impairment as part of its annual fourth quarter impairment test, and at interim periods when impairment indicators exist. For the year ended December 31, 2023, the Company tested its goodwill for impairment at June 30, 2023 and December 31, 2023 due to indicators such as a decline in the value of the Company's publicly traded common shares, the declining share price of comparable public companies and challenging economic factors making it difficult to access capital. In addition, the Company assessed its other long-lived assets for impairment at this time. The Company's goodwill was assigned to the reporting units associated with the original acquisition of those operations. Management determined the Company's reporting units for 2023 impairment testing are its reportable segments shown in Note 24, but with the house of brands segment broken down into separate reporting units for the Company's JustCBD and Vessel product groups of assets.

The Company may consider the results of both an income approach (discounted cash flows) and market approach (guideline public companies) when determining the recoverable amount of its reporting units. For the income approach, the significant assumptions used in the calculation of the recoverable amounts of the reporting units include forecasted revenue, expenses and net cash flows, terminal period cash flows and growth rates, and the weighted average cost of capital used as the discount rate. These assumptions are considered Level 3 inputs in the fair value hierarchy. The assumptions consider historical and projected data from internal sources as well as external industry trends and expectations. For the market approach, the significant assumptions include identifying and calibrating relevant guideline public companies, and determining the financial metric to measure against. The results of the two approaches are considered, and judgment is applied in weighting each approach to determine the recoverable amount of the reporting unit.

For long-lived assets other than goodwill, which show impairment indicators are present, the Company compares its expected undiscounted future cash flows to the carrying value of the asset group. If the undiscounted future cash flows are less than the carrying value of the assets, then the fair value of the asset group is calculated using an income or market approach as discussed in the prior paragraph. The significant assumptions used in calculating the undiscounted future cash flows include determining the primary asset of the asset group which sets the length of time to project the cash flows, and the forecasted revenue, expenses and net cash flows relating to the asset group.

2023 Annual Impairment Test

The Company concluded that the carrying values of its JustCBD and FGH reporting units were higher than their respective estimated fair values, and a goodwill impairment loss totaling $23.4 million was recognized in the year ended December 31, 2023, with details of these impairment tests discussed below. The goodwill impairment loss was comprised of (i) $19.6 million related to the JustCBD reporting unit, representing the entirety of the goodwill assigned to the JustCBD reporting unit, part of the house of brands segment; and (ii) $3.7 million related to the FGH reporting unit, part of the commercial and wholesale segment. See Note 24 for discussion of the Company's segments. Certain negative trends, including slower growth rates, resulted in updated long-term financial forecasts indicating lower forecasted revenue and cash flow generation for the JustCBD and FGH reporting units.

2023 Annual Goodwill Impairment Test of FGH

At June 30, 2023, the Company's FGH reporting unit had external indicators of impairment primarily due to the Company's declining share price, the declining share price of comparable public companies and challenging economic factors making it difficult to access capital. As such, the Company tested the FGH reporting unit for impairment as at June 30, 2023 and determined that the carrying value of the reporting unit's assets exceeded the recoverable amount, resulting in goodwill impairment of $3.7 million recorded in the first half of fiscal 2023. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

FGH's June 30, 2023 carrying value of $7.7 million was comprised primarily of goodwill and identified intangible assets of $5.2 million and other long-lived assets of $0.5 million. The carrying value is reduced by inseparable market participant liabilities associated with the December 2022 acquisition of FGH which includes $0.1 million of lease liability. The estimated recoverable amount of FGH at June 30, 2023 was $1.5 million, resulting in goodwill impairment of the remaining $3.7 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit's fair value was determined based on an income approach discounted cash flow model. After working capital adjustments, the resulting fair value was estimated at $1.5 million. The income approach used a discount rate of 17%, operating margins of about 2%, working capital requirements of 6% revenue, and a terminal period growth rate of 2%. The revenue growth rates start at 5% in 2023 and trend down to 2% in 2028 and thereafter. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded at June 30, 2023, FGH's carrying value was equal to its recoverable amount. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $0.3 million. However, there would be no impact on the goodwill impairment amount for this unfavorable change in the model as the imputed fair value of the goodwill exceeded its carrying amount with the goodwill impaired to zero.

2023 Annual Goodwill Impairment Test of JustCBD

At June 30, 2023 and December 31, 2023, the Company’s JustCBD reporting unit had external indicators of impairment primarily due to the Company's declining share price, the declining share price of comparable public companies and challenging economic factors making it difficult to access capital. As such, the Company tested the JustCBD reporting unit for impairment as at June 30, 2023 and December 31, 2023 and determined that the carrying value of the reporting unit’s assets exceeded the recoverable amount, resulting in goodwill impairment of $19.6 million recorded in 2023. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

JustCBD’s June 30, 2023 and December 31, 2023 carrying values of $23.8 and $7.0 million, respectively, were comprised primarily of goodwill and identified intangible assets of $20.8 million and $3.5 million and other long-lived assets of $1.2 million and $0.7 million. The carrying value is reduced by inseparable market participant liabilities associated with the February 2022 acquisition of JustCBD which includes $1.6 million and $0.4 million of lease liability. The estimated recoverable amount of JustCBD at June 30, 2023 and December 31, 2023 was $7.1 million and $nil, respectively, resulting in goodwill impairment of $19.6 million for the year ended December 31, 2023 as the carrying value of the reporting unit’s assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit’s fair value at June 30, 2023 and December 31, 2023 was determined based on an income approach discounted cash flow. After working capital adjustments, the resulting fair value was estimated at $7.1 million and $nil. The income approach used a weighted average discount rate of 28%, operating margins from 8.5% to -19.7%, weighted average working capital requirements of 1% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 17% in 2023 and taper down to 3% in 2025 and thereafter. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded for the year ended December 31, 2023, JustCBD’s carrying value was equal to its recoverable amount. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a decrease of the reporting unit fair value of approximately $1.5 million. However, there would be no impact on the goodwill impairment amount for this unfavorable change in the model as the imputed fair value of the goodwill exceeded its carrying amount with the goodwill impaired to zero.

December 31, 2023 Other Long-Lived Asset Impairment Tests

For asset groups that had indicators of impairment, the Company performed a quantitative analysis as of June 30, 2023 to determine if impairment existed by comparing the carrying amount of each asset group to the future undiscounted cash flows the asset group is expected to generate over their remaining lives. This analysis indicated that certain asset values may not be recoverable. The Company then calculated the fair value of these assets using an income approach. As a result, the Company recorded an impairment of property, plant and equipment, operating lease right of use assets, customer relationships, trademarks, patents and non-compete agreements within its Vessel asset group within the house of brands segment totaling $7.4 million. The key inputs included in the recoverable amount calculations are revenue growth rates starting at 10.7% in 2023 and tapering down to 3% thereafter, weighted average royalty rate of 1%, weighted average discount rate of 17% and a customer attrition rate of 18%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts. Likewise, the Company recorded an impairment of supplier relationships, customer relationships and licenses within its FGH asset group within the commercial and wholesale segment totaling $3.7 million. The key inputs included in the recoverable amount calculations are revenue growth rates starting at -2.6% in 2023, 5% in 2024 and tapering down to 4% thereafter, weighted average discount rate of 20% and customer attrition rate of 10%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a $0.1 million decrease of the recoverable amounts. Finally, the Company recorded an impairment of customer relationships, trademarks and patents within its JustCBD asset group within the house of brands segment totaling $2.3 million. The key inputs included in the recoverable amount calculations are revenue growth rates starting at 16.5% in 2023 and tapering down to 3% thereafter, royalty rate of 1.5%, weighted average discount rate of 32.5% and customer attrition rate of 15%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a $0.2 million decrease of the recoverable amounts. These charges were recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

The Company performed a similar analysis for its asset groups as of December 31, 2023, and determined that indicators of impairment were present. These include external indicators such as a decline in the value of the Company’s publicly traded common shares as well as internal indicators such as reduced forecasted revenue and cash flow generation. The Company performed a quantitative analysis as of December 31, 2023 to determine if impairment existed by comparing the carrying amount of each asset group to the future undiscounted cash flows the asset group is expected to generate over their remaining lives. This analysis indicated that certain asset values may not be recoverable. The Company then calculated the fair value of these assets using an income approach. As a result, the Company recorded an impairment of operating lease right of use assets, supplier relationships and licenses within its FGH asset group within the commercial and wholesale segment totaling $1.4 million. The key inputs included in the recoverable amount calculations are revenue growth rates starting at 2.5% in 2024 and tapering down to 2.5% thereafter and a weighted average discount rate of 21%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts. Likewise, the Company recorded an impairment of operating lease right of use assets, customer relationships and trademarks within its JustCBD asset group within the house of brands segment totaling $1.0 million. The key inputs included in the recoverable amount calculations are revenue growth rates starting at -37.5% in 2023 and then increasing to 2.5% thereafter, royalty rate of 1.5%, weighted average discount rate of 25% and customer attrition rate of 15%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts. These charges were recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

2022 Annual Impairment Test

The Company concluded that the carrying values of its Vessel and JustCBD reporting units were higher than their respective estimated fair values, and a goodwill impairment loss totaling $25.1 million was recognized in the year ended December 31, 2022, with details of these impairment tests discussed below. The goodwill impairment loss was comprised of (i) $19.7 million related to the Vessel reporting unit, representing the entirety of the goodwill assigned to the Vessel reporting unit, part of the house of brands segment; and (ii) $5.4 million related to the JustCBD reporting unit, part of the house of brands segment. See Note 24 for discussion of the Company's segments. Certain negative trends, including slower growth rates, resulted in updated long-term financial forecasts indicating lower forecasted revenue and cash flow generation for the Vessel reporting unit. No impairment was noted for the FGH reporting unit, as the acquisition of FGH occurred close to the end of the year and fair value calculated at the December 23, 2022 acquisition date approximates fair value as at December 31, 2022.

The Company reconciled the sum of its reporting unit recoverable amounts discussed above plus all other net assets to the Company's market capitalization of common shares as December 31, 2022. The Company's recoverable amounts at December 31, 2022 exceeded the market capitalization of its common shares by 98%. The Company believes the 98% excess is due to implied equity control premium and is within an acceptable range of values based on control premiums observed in business combinations within the cannabis and wholesale industries.

December 31, 2022 Annual Goodwill Impairment Test of Vessel

At June 30, 2022, the Company's Vessel reporting unit had external indicators of impairment primarily due to a decline in comparable public company share prices which would negatively impact the implied valuation of Vessel. As such, the Company tested the Vessel reporting unit for impairment as at June 30, 2022 and determined that the carrying value of the reporting unit's assets exceeded the recoverable amount, resulting in goodwill impairment of $16.0 million recorded in the first half of fiscal 2022. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

Vessel's December 31, 2022 carrying value of $11.6 million was comprised primarily of goodwill and identified intangible assets of $11.3 million and other long-lived assets of $1.0 million. The carrying value is reduced by inseparable market participant liabilities associated with the November 2021 acquisition of Vessel which includes $1.1 million of lease liability. The estimated recoverable amount of Vessel at December 31, 2022 was $7.0 million, resulting in goodwill impairment of the remaining $3.7 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit's fair value was determined based on an income approach discounted cash flow model of $7.6 million (80% weighting) and a market approach guideline public company method of $7.0 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $7.0 million. The income approach used a discount rate of 17%, operating margins from 0% to 18%, working capital requirements of 15% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 14% in 2023 and taper down to 3% in the terminal period after 2030. The market approach considered guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 1.0 was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies. The multiple was applied to Vessel's revenue for the twelve months ended December 31, 2022. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded at December 31, 2022, Vessel's carrying value was equal to its recoverable amount. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $1.8 million. Reducing the market approach selected revenue multiple by 0.10 from 1.00 above down to 0.90 (approximately 10% change) would result in a decrease of the reporting unit fair value of approximately $0.7 million. However, there would be no impact on the goodwill impairment amount for either of these unfavorable changes in the models as the imputed fair value of the goodwill exceeded its carrying amount by $1.1 million with the goodwill impaired to zero.

December 31, 2022 Annual Goodwill Impairment Test of JustCBD

JustCBD's December 31, 2022 carrying value of $34.4 million was comprised primarily of goodwill and identified intangible assets of $29.0 million and other long-lived assets of $2.0 million. The carrying value is reduced by inseparable market participant liabilities associated with the February 2022 acquisition of JustCBD which includes $1.2 million of lease liability. The estimated recoverable amount of JustCBD at December 31, 2022 was $29.0 million, resulting in goodwill impairment of $5.4 million as the carrying value of the reporting unit's assets exceeds the recoverable amount. The impairment is recorded in the goodwill impairment caption on the consolidated statements of loss and comprehensive loss.

The reporting unit's fair value was determined based on an income approach discounted cash flow model of $28.0 million (80% weighting) and a market approach guideline public company method of $21.9 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $29.0 million. The income approach used a discount rate of 32%, operating margins from 5% to 28%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 21% in 2023 and taper down to 3% in the terminal period after 2030. The market approach considered guideline public companies similar to JustCBD considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 0.6 was given the most weight in the valuation and was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies. The multiple was applied to JustCBD's revenue for the twelve months ended December 31, 2022. The impairment test valuation is considered a Level 3 method within the ASC 820 fair value hierarchy.

After the impairment recorded at December 31, 2022, JustCBD's carrying value was equal to its recoverable amount. Any change in the significant assumptions could result in additional impairment of its goodwill as at December 31, 2022. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% from 32% above up to 35% (approximately 9% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.5 million. Reducing the market approach selected revenue multiple by 0.1 from 0.6 above down to 0.5 (approximately 17% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.7 million.

December 31, 2022 Other Long-Lived Asset Impairment Tests

For asset groups that had indicators of impairment, the Company performed a quantitative analysis as of December 31, 2022 to determine if impairment existed by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over their remaining lives. This analysis indicated that certain asset values may not be recoverable. The Company then calculated the fair value of these assets using an income approach. As a result, the Company recorded an impairment of the licenses within the corporate segment totaling $0.1 million. This charge was recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss.

During the fourth quarter of 2022, the Company decided to consolidate operations and looked for subtenants for two building leases that have contractual lease obligations through 2026 and 2027. These leases are recorded on the Company's statement of financial position as operating lease right of use assets. The lease assets had indicators of impairment as they were no longer used in the asset groups' operations, but the Company was actively seeking to sublease both spaces to generate income from the spaces. The Company calculated the fair value of the two leases using an income approach on the expected sublease income. The resulting fair values were compared to the operating right of use asset values at December 31, 2022, resulting in an impairment of $0.6 million. The discounted cash flow models assumed the spaces would be subleased within 2023 at 75% to 100% of the Company's cost of the leases, less upfront costs to obtain a sublease tenant. The cash flows were discounted at 8% to 9% which approximates the discount rate in the Company's right of use asset and lease liability calculations. These charges were recorded in the other asset impairments caption on the consolidated statements of loss and comprehensive loss.